Summary Prospectus Supplement	July 10, 2015

Putnam Absolute Return 500 Fund
Summary Prospectus dated February 28, 2015

Putnam Absolute Return 700 Fund
Summary Prospectus dated February 28, 2015

Putnam Dynamic Asset Allocation Balanced Fund
Summary Prospectus dated January 30, 2015

Putnam Dynamic Asset Allocation Conservative Fund
Summary Prospectus dated January 30, 2015

Putnam Dynamic Asset Allocation Growth Fund
Summary Prospectus dated January 30, 2015

Putnam Dynamic Risk Allocation Fund
Summary Prospectus dated September 30, 2014

Putnam Retirement Income Fund Lifestyle 1
Summary Prospectus dated November 30, 2014

Putnam Retirement Income Fund Lifestyle 2
Summary Prospectus dated December 30, 2014

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now James Fetch, Robert Kea, Robert Schoen and Jason Vaillancourt.

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